Other employee benefits	12 Months Ended
Dec. 31, 2021
Other Employee Benefits [Abstract]
Other employee benefits [Text Block]

20. Other employee benefits

Hudbay sponsors both other long-term employee benefit plans and non-pension post-employment benefits plans and uses a December 31 measurement date. These obligations relate mainly to commitments for post-retirement health benefits. Information about Hudbay's post-employment and other long-term employee benefits is as follows:

Movements in the present value of the defined benefit obligation in the current and previous years were:

	Year ended
	Dec. 31, 2021	Dec. 31, 2020
Opening defined benefit obligation	$129,616	$116,696
Current service cost[1]	3,861	4,140
Past service cost	134	-
Interest cost	3,531	3,478
Effects of movements in exchange rates	639	2,423
Remeasurement actuarial losses/(gains):
Arising from changes in demographic assumptions	2,601	(4,460)
Arising from changes in financial assumptions	(7,309)	10,043
Arising from experience adjustments	(1,034)	(489)
Benefits paid	(3,196)	(2,215)
Closing defined benefit obligation	$128,843	$129,616

[1] Includes remeasurement of other long term employee benefits

The defined benefit obligation closing balance, by group member, is as follows:

	Dec. 31, 2021	Dec. 31, 2020
Active members	$57,775	$68,983
Inactive members	71,068	60,633
Closing defined benefit obligation	$128,843	$129,616

Movements in the fair value of defined benefit amounts in the current and previous years were as follows:

	Dec. 31, 2021	Dec. 31, 2020
Employer contributions	$3,196	$2,215
Benefits paid	(3,196)	(2,215)
Closing fair value of assets	$-	$-

The non-pension employee benefit plan obligations are unfunded.

Reconciliation of assets and liabilities recognized in the consolidated balance sheets:

	Dec. 31, 2021	Dec. 31, 2020
Unfunded benefit obligation	$128,843	$129,616
Vacation accrual and other - non-current	3,275	3,046
Net liability	$132,118	$132,662

Reflected in the consolidated balance sheets as follows:

	Dec. 31, 2021	Dec. 31, 2020
Other employee benefits liability - current (note 13)	$3,530	$3,154
Other employee benefits liability - non-current	128,588	129,508
Net liability	$132,118	$132,662

Other employee future benefit expense includes the following:

	Dec. 31, 2021	Dec. 31, 2020
Current service cost [1]	$3,995	$4,140
Net interest cost	3,531	3,478
Components recognized in consolidated income statements	$7,526	$7,618

[1] Includes remeasurement of other long term employee benefit

	Dec. 31, 2021	Dec. 31, 2020
Remeasurement on the net defined benefit liability:
Actuarial losses/(gains) arising from changes in demographic assumptions	$2,601	$(4,460)
Actuarial (gains)/losses arising from changes in financial assumptions	(7,309)	10,043
Actuarial gains arising from changes experience adjustments	(1,034)	(489)
Components recognized in statements of comprehensive income	$(5,742)	$5,094
Total other employee future benefit cost	$1,784	$12,712

Other employee benefit amounts recognized include those directly related to production of inventory; such amounts are recognized initially as costs of inventory and are expensed in the consolidated income statements within cost of sales upon sale of the inventory.

	Dec. 31, 2021	Dec. 31, 2020
Defined benefit cost:
Discount rate	2.76%	3.17%
Initial weighted average health care trend rate	5.66%	5.68%
Ultimate weighted average health care trend rate	4.00%	4.00%
Average longevity at retirement age for current pensioners (years)[1] :
Males	20.3	21.2
Females	23.7	23.9

	Dec. 31, 2021	Dec. 31, 2020
Defined benefit obligation:
Discount rate	3.30%	2.76%
Initial weighted average health care trend rate	6.00%	5.66%
Ultimate weighted average health care trend rate	4.00%	4.00%
Average longevity at retirement age for current pensioners (years)[1] :
Males	20.4	20.3
Females	23.7	23.7
Average longevity at retirement age for current employees (future pensioners) (years)[1] :
Males	22.3	22.2
Females	25.4	25.4

1 CPM2014 Priv with CPM-B projection scale

Hudbay reviews the assumptions used to measure other employee benefit costs (including the discount rate) on an annual basis.

The other employee benefit costs typically expose Hudbay to actuarial risks such as: interest rate risk, health care cost inflation risk and longevity risk.

Interest risk	A decrease in the bond interest rate will increase the plan liabilities.
Health care cost inflation risk	The majority of the plan's benefit obligations are linked to health care cost inflation and higher inflation will lead to higher liabilities.
Longevity risk	The majority of the plans' benefit liability is calculated by reference to the best estimate of the mortality of plan participants both during and after their employment. An increase in the life expectancy of the plan participants will increase the plans liabilities. This is particularly significant for benefits subject to health care cost inflation where increases in inflation result in higher sensitivity to changes in life expectancy.

The sensitivity analyses below have been determined based on reasonably possible changes of the respective assumptions occurring at the end of the reporting period, while holding other assumptions constant:

- If the discount rate is 50 basis points higher (lower), the defined benefit obligation would decrease by $11,124 (increase by $12,821).

- If the health care cost assumption increases (decreases) by 1%, the defined benefit obligation would increase by $25,894 (decrease by $19,987).

- If the life expectancy increases (decreases) by one year for both men and women, the defined benefit obligations would increase by $5,088 (decrease by $5,147).

The average duration of the non-pension post-employment obligation at December 31, 2021 is 18.6 years (2020: 19.4 years).

This number can be broken down as follows:

- Active members: 25.4 years (2020: 24.6 years)

- Inactive members: 13.2 years (2020: 13.6 years)